Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

November 5, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       ETFis Series Trust I

File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 145 under the 1933 Act and Amendment No. 146 under the Investment Company Act of 1940 (the “Amendment”) to the Registration Statement of ETFis Series Trust I (the “Trust”). The Trust is filing the Amendment for the purpose of adding two new series of shares to the Trust, designated as Virtus Private Credit ETF and Virtus Real Asset Income ETF (together, the “Funds”). The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:      William Smalley